UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    1400 14TH AVE. SW, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         DOUGLAS P. MILLER, 1400 14TH AVE. SW, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2004.

Throughout the period under review, economic reports have remained healthy, fueled by, among other things, the combined stimulus of the government's monetary and fiscal policies. The lowest interest rates in 46 years punctuated the extent of monetary punch. These low rates spurred record housing and refinancing activity and funded a plethora of other consumer purchases. On the fiscal policy side, three tax cuts and a shortened depreciation schedule helped invigorate the economy further. GDP growth exceeding 6% in the second half of 2003 proved that the policies worked, but the markets remained unconvinced about the sustainability of the strength as the payroll data showed a lack of hiring. That changed in the second quarter of this year as all three payroll reports showed significant strength. Other economic data remained robust. Capacity utilization inched closer to the long-term average of 82%, GDP posted a 3.9% increase for the first quarter, forecasts for the rest of 2004 estimate continued strong GDP growth and consumer confidence surged to the highest level in two years to 101.9 as the second quarter ended. As the economy showed signs of self-sustaining growth, interest rates soared. This move in rates was in anticipation of the Federal Reserve boosting the Fed Funds rate, which it did by 25 basis points on the last day of the quarter. In summary, there is solid, but not excessive, economic growth whereby the Fed can increase interest rates at Chairman Greenspan's preferred measured pace.

The first quarter of 2004 provided mixed results for the equity market. Equities were mostly positive with the S&P 500 Index gaining 1.7% and the Russell 1000 Value Index returning 3.0%. However, the Dow Jones Industrial Average and the NASDAQ Composite both had negative returns of less than 1%. Small-caps continued to outperform large-caps. The first quarter also concluded a strong 12-month period for stocks following a difficult three-year bear market from March 2000 to March 2003. Productivity gains continued to fuel earnings growth beyond what might have been expected from GDP growth alone. Equity prices finished the second quarter slightly higher and as a result finished the six-month period higher with the S&P 500 gaining 2.6%. Corporate earnings continued to grow at well-above-average rates during the second quarter, but the rate of growth will likely slow in the second half of the year.

In the first quarter of 2004, the fixed income markets reversed the weak performance seen in the second half of last year. The turnaround occurred despite robust economic data in a variety of areas. What propelled the fixed income market higher in price and lower in yield was the lack of hiring that usually accompanies a heightened level of economic activity. The logic being that without new hiring, the economic strength will prove to be temporary. Signs of self-sustaining growth in the economy in the second quarter, evidenced by three consecutive powerful payroll reports sent interest rates soaring and municipal bond prices sharply lower. It was the worst quarterly performance in the bond market since 1980. It appears, as of June 30, that a substantial amount of Fed tightening has already been priced into the markets.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside with their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of (0.47%) (at net asset value with distributions reinvested) for the six months ended June 30, 2004.

In the first quarter of 2004, the fixed income markets reversed the weak performance seen in the second half of last year. The turnaround occurred despite robust economic data in a variety of areas. What propelled the fixed income market higher in price and lower in yield was the lack of hiring that usually accompanies a heightened level of economic activity. The logic being that without new hiring, the economic strength will prove to be temporary.
As a result, the Fund's share price rose modestly. Signs of self-sustaining growth in the economy in the second quarter, evidenced by three consecutive powerful payroll reports sent interest rates soaring and municipal bond prices sharply lower. This resulted in a moderate decline in the Fund's share price. However, our emphasis on preserving capital prevented what may have been a more severe decline. It was the worst quarterly performance in the bond market since 1980. It appears, as of June 30, that a substantial amount of Fed tightening has already been priced into the markets.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Missoula G.O., Montana State Board of Housing, State of Montana G.O., Montana State Board of Regents for University of Montana and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 30 of 6.87 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Volatility in the stock market the last few years has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30,2004 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                     $12,274                     $12,850                 $13,578
April 30, 2004                     $12,001                     $12,565                 $13,256
May 31, 2004                       $11,941                     $12,503                 $13,208
June 30, 2004                      $12,006                     $12,570                 $13,256

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/04. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30,2004              One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge              0.60%       5.37%           4.76%
Including Sales Charge             -3.96%       3.76%           3.79%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of (0.91%) (at net asset value with distributions reinvested) for the six months ended June 30, 2004.

In the first quarter of 2004, the fixed income markets reversed the weak performance seen in the second half of last year. The turnaround occurred despite robust economic data in a variety of areas. What propelled the fixed income market higher in price and lower in yield was the lack of hiring that usually accompanies a heightened level of economic activity. The logic being that without new hiring, the economic strength will prove to be temporary.
As a result, the Fund's share price rose modestly. Signs of self-sustaining growth in the economy in the second quarter, evidenced by three consecutive powerful payroll reports sent interest rates soaring and municipal bond prices sharply lower. This resulted in a moderate decline in the Fund's share price. However, our emphasis on preserving capital prevented what may have been a more severe decline. It was the worst quarterly performance in the bond market since 1980. It appears, as of June 30, that a substantial amount of Fed tightening has already been priced into the markets.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Burleigh County Health Care Revenue for MedCenter One, Fargo, ND Health Systems Revenue for Meritcare, North Dakota State Board of Higher Education for UND, North Dakota State Housing Finance Agency and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 30 of 6.14 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Volatility in the stock market the last few years has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2004 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/04. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2004            One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge             0.03%       5.05%           4.89%
Including Sales Charge            -4.47%       3.46%           3.91%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By:  J. Peter Skirkanich, Chairman of Investment Committee
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 3.98% (at net asset value) for the six months ended June 30, 2004.

The first quarter of 2004 provided mixed results for the equity market. Equities were mostly positive with the S&P 500 Index gaining 1.7% and the Russell 1000 Value Index returning 3.0%. However, the Dow Jones Industrial Average and the NASDAQ Composite both had negative returns of less than 1%. The first quarter marked a strong 12-month period for stocks following a difficult three-year bear market from March 2000 until March 2003. Our main takeaway from the equity markets in the first quarter, despite many crosscurrents, was that the equity prices consolidated their dramatic gains of 2003 with only a modest, normal correction. In general, stronger-than-expected earnings was the reason. For equity investors, productivity gains continued to fuel earnings growth beyond what might have been expected from GDP growth alone.

The Fund underperformed the Russell 1000 Value benchmark and modestly underperformed the S&P 500 posting a gain of 1% for the first quarter. A key theme to performance in the quarter was the impact of energy on various holdings within the Fund. Our energy producers and providers generally delivered solid performance on the heels of high and rising energy prices.
At the same time, energy-intensive users, such as the railroads were impacted negatively. Although we are overweight in the energy space, this positive was not sufficient to completely compensate for the negative energy-related effect on these other holdings. Also, the overweight in healthcare hurt our performance during the quarter.

The second quarter of 2004 witnessed a correction in the equity markets as investors struggled with the uncertainty of the current investment climate. Equity prices declined in the first half of the quarter and rallied in the second half to finish the quarter slightly higher, though individual market sectors performed very differently than during the first quarter.

The Fund nicely outperformed both the Russell 1000 Value Index and the S&P 500 benchmark for the second quarter. The Value Index had a positive return of 0.9% and the S&P returned 1.7% while the Fund posted a gain of 2.95%. Our positive performance for the quarter was led by our holdings in energy, healthcare and industrials. Two areas that deteriorated were financials and utilities. While valuation improved somewhat in the second quarter, individual company growth and balance sheet quality will be of increasing importance. We remain comfortable with the outlook, as well as the valuation of our portfolio, given our usual emphasis on companies with strong balance sheets and a secular growth profile. We enter the second half of 2004 with a P/E ratio of 14.8 times 2004 estimated earnings versus 18.7 times for the S&P
500. Our long-term debt-to-capital ratio is approximately 27% vs. 41% for the S&P 500 Index. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2003 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/04. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2004             One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge              18.23%     -1.55%           1.45%
Including Sales Charge              12.06%     -3.31%           0.35%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By:  George C. Pierides, Director of Small-Cap Equities
       Shannon D. Radke, President

Viking Small-Cap Value fund provided a return of 7.32% (at net asset value) for the six months ended June 30, 2004.

The first quarter of 2004 provided mixed results for the equity market. Equities were mostly positive with the S&P 500 Index gaining 1.7% and the Russell 1000 Value Index returning 3.0%. However, the Dow Jones Industrial Average and the NASDAQ Composite both had negative returns of less than 1%. The first quarter marked a strong 12-month period for stocks following a difficult three-year bear market from March 2000 until March 2003. Our main takeaway from the equity markets in the first quarter, despite many crosscurrents, was that the equity prices consolidated their dramatic gains of 2003 with only a modest, normal correction. In general, stronger-than-expected earnings was the reason. For equity investors, productivity gains continued to fuel earnings growth beyond what might have been expected from GDP growth alone.

The leadership of small-cap stocks continued in the first quarter of 2004, as the Russell 2000 Index outpaced all other major domestic equity indices with an outsized 6.3% gain. This followed the volatile two-year period of 2002-2003, when the Russell 2000 posted its worst and best years, respectively, since its 1979 inception. As might be expected given the continued strong performance of the financial services sector and our significant underweight to it, our small-cap portfolio lagged the Russell 2000 and its value subset posting a Q1 return of 2.25%, as we continued to believe that interest rates were at artificially and unsustainably low levels.

Following a significant decline in April, which was prompted by fears of rising interest rates, a late-quarter spurt allowed the small-cap market to post a modest gain in the April-June period. Specifically, the Russell 2000 Index eked out a modest 0.5% increase and the Russell 2000 Value Index edged 0.8% higher. Our Fund performed significantly better in the second quarter, returning 5% and outpacing the benchmarks by over 400 basis points.

During the second quarter, the Fund was led higher by an eclectic group, indeed, with the top five performers including two toy companies, an electronics manufacturer, a trucker and a commodity chemical producer. New purchases included two industry leaders, one being the dominant player in an obscure but necessary niche of the paper machinery market, the other being the largest independent provider of semiconductor fab automation solutions. We also initiated purchase of a rapidly growing generic pharmaceutical company and added to our positions in a specialty retailer and a medical/surgical equipment maker. The balance of our position in a troubled gas utility was sold after having reduced it in earlier periods, and we trimmed our investments in a discount retailer, a food wholesaler and a dental supplies company for various reasons. As the economy expands at a slower pace, companies exhibiting a pattern of less volatile, more consistent earnings growth should continue to curry favor from investors. The omnipresent terrorist threat with which we unfortunately live adds to the appeal of such issues. In addition, a rising interest-rate environment that features a flattening of the yield curve should keep the pressure on financial services stocks, particularly those in the small-cap arena. And while the underlying commodity prices are likely to recede somewhat in the near future, energy stocks remain attractive over the intermediate-to-longer term. With the clear exception of the significant underweight to the financial services sector, our portfolio is well balanced with good exposure to energy and relatively defensive positions. As always, we will remain vigilant for undervalued situations that offer extraordinary returns for our shareholders. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2004 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,479                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-06/30/04. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2004             One-Year   Three-Year    (Est. 5/3/01)
- ----------------------------------------------------------------------
Excluding Sales Charge              28.64%      9.25%          9.53%
Including Sales Charge              21.94%      7.30%          7.69%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2004 (Unaudited)

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  96.4%
General Obligations  22.8%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $174,240
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               225,517
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                          225,000               227,349
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               101,799
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19                   75,000                81,871
Flathead Cnty MT Sch Dist No. 44 (MBIA)  3.00%  07/01/11                         195,000               188,961
Kalispell MT (MBIA)  4.625%  07/01/05                                            130,000               133,682
Misoula MT Ser A (FSA)  3.00%   07/01/09                                         250,000               249,600
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               252,017
MT St Long Range Building Pg - Ser G  5.375%  08/01/11                           250,000               244,843
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               106,888
MT St Long Range Building Pg - Ser D  5.375%  08/01/11                           100,000               105,959
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               266,340
Ravalli Cnty MT Sch Dist No. 1 Corvallis (FSA)  3.00%  07/01/12                  140,000               133,672
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                78,355
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               111,854
                                                                                                     ---------
                                                                                                     2,682,937
                                                                                                     ---------
Continuing Care Revenue Bonds  0.5%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,165
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                36,412
                                                                                                     ---------
                                                                                                        67,577
                                                                                                     ---------
Higher Education Revenue Bonds  16.8%
MT St Brd Regents Hgher Ed Rev Rnv of MT (MBIA)  3.75%  11/15/15                 200,000               190,802
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               432,916
MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21           300,000               319,389
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               161,739
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                75,583
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               148,652
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                81,915
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 220,000               239,499
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              300,000               328,755
                                                                                                     ---------
                                                                                                     1,979,250
                                                                                                     ---------
Hospital Revenue Bonds  18.8%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               148,402
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               152,926
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               525,315
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               203,502
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               213,644
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               370,500
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20              130,000               134,541
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               466,596
                                                                                                     ---------
                                                                                                     2,215,426
                                                                                                     ---------
Housing Revenue Bonds  14.4%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                            100,000               101,133
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                110,000               110,725
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 90,000                90,620
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 155,000               155,656
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 150,000               151,116
MT St Brd Hsg Sngle Fam Ser B-2  3.05%  12/01/10                                 200,000               190,488
MT St Brd Hsg Sngle Fam Ser B-2  3.40%  12/01/12                                 310,000               298,828
MT St Brd Hsg Sngle Fam Prog Ser C  3.95%  06/01/11                              200,000               198,774
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              400,000               404,996
                                                                                                     ---------
                                                                                                     1,702,336
                                                                                                     ---------
Transportation Revenue Bonds  4.3%
Missoula Cnty MT Arpt Auth Arpt Rec Ser C  3.30%  07/01/10                       250,000               244,077
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               264,402
                                                                                                     ---------
                                                                                                       508,479
                                                                                                     ---------
Water Revenue Bonds 3.8%
Butte Silver Bow MT Wtr Sys Rev  3.40%  11/01/12                                 350,000               342,156
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               103,418
                                                                                                     ---------
                                                                                                       445,574
                                                                                                     ---------
Other Revenue Bonds  15.0%
Great Falls MT Tax Increment (MBIA)  3.00%  08/15/08                             100,000               100,384
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               241,437
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               165,561
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               116,327
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               116,327
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               221,526
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               129,714
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               256,215
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               109,632
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               307,098
                                                                                                     ---------
                                                                                                     1,764,221
                                                                                                     ---------

Total Municipal Bonds (cost $11,387,615)                                                            11,365,800

TOTAL MARKET VALUE OF  SECURITIES OWNED  96.4%  (COST $11,387,615)                                  11,365,800

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  3.6%                                                  419,320
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,183,709 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $11,785,120
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2004 (Unaudited)

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.9%

General Obligations  17.1%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $76,200
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                92,958
Bismarck ND Ref & Imp - Ser P  3.50%  05/01/16                                   100,000                92,316
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                62,143
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,266
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                50,947
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                73,081
Mandan ND Ref & Imp - Ser A (MBIA)  3.60%  05/01/15                               75,000                69,698
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                54,053
*West Fargo ND Ref & Imp  5.00%  05/01/08                                        250,000               254,438
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,920
                                                                                                     ---------
                                                                                                       929,920
                                                                                                     ---------
Building Authority Revenue Bonds  8.3%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                50,675
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,318
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                51,605
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                92,453
ND St Bldg Auth Lease Rev Ser C (AMBAC)  4.00%  08/15/11                         100,000               101,503
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                        100,000               99,999
                                                                                                     ---------
                                                                                                       448,553
                                                                                                     ---------
Education Revenue Bonds  1.0%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                52,855
                                                                                                     ---------
                                                                                                        52,855
                                                                                                     ---------
Higher Education Revenue Bonds  11.8%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                59,968
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14                25,000                25,379
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  5.00%  04/01/18                250,000               261,337
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,194
UND Univ Revs Hsg & Auxillary Facs Ref (FSA)  5.00%  04/01/21                     50,000                50,123
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              200,000               219,170
                                                                                                     ---------
                                                                                                       641,171
                                                                                                     ---------
Hospital Revenue Bonds  16.6%
Bismarck ND Hlth Care Facs Rev St. Alexius  (FSA)  4.30%  07/01/08               150,000               155,878
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               343,242
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                         15,000                15,039
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,015
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               152,589
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,146
Grand Forks ND Hlth Care Facs Untd Hosp Obli Group (MBIA)  6.25%  12/01/24        25,000                25,790
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                21,519
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,360
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,527
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,583
                                                                                                     ---------
                                                                                                       900,688
                                                                                                     ---------
Housing Revenue Bonds  15.3%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                24,722
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  3.75%  07/01/12                     150,000               144,831
ND St Hsg Fin Agy Home Mtg Ser B  3.50%   07/01/10                               300,000               292,053
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               150,447
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         15,000                15,204
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,147
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      80,000                80,824
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                    105,000               105,813
                                                                                                     ---------
                                                                                                       829,041
                                                                                                     ---------
Utility Revenue Bonds  4.3%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop  (AMBAC)  6.05%  01/01/19      85,000                87,794
Puerto Rico Elec Pwr Auth Rev Ser DD  (FSA)   5.125%  07/01/13                   135,000               144,886
                                                                                                     ---------
                                                                                                       232,680
                                                                                                     ---------
Transportation Revenue Bonds  2.9%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               159,270
                                                                                                     ---------
                                                                                                       159,270
                                                                                                     ---------
Water Revenue Bonds  1.0%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                55,256
                                                                                                     ---------
                                                                                                        55,256
                                                                                                     ---------
Other Revenue Bonds  17.6%
Bismarck ND Lodging & Restaurant Tax Rev  4.00%  12/01/12                        100,000                98,000
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29       185,000               196,729
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                52,152
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/13                   100,000               106,509
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               149,844
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,048
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                50,839
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  3.40%  10/01/15                100,000                89,889
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                17,040
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               165,422
                                                                                                     ---------
                                                                                                       952,472
                                                                                                     ---------

Total Municipal Bonds (cost $5,225,830)                                                              5,201,906

SHORT-TERM INVESTMENTS  4.2%
Franklin Double Tax Free Income Fund                                                                   228,186
                                                                                                     ---------
Total Short Term Investment (cost: $230,064)                                                           228,186
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  100.1% (COST $5,485,894)                                      5,430,092

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.1)%                                                (5.164)
                                                                                                    ----------

NET ASSETS APPLICABLE TO 542,221 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,424,928
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2004 (Unaudited)

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  97.9%
Banks/Financial Services  11.9%
Bank of America                                                    700                 $59,234
Citigroup                                                        2,200                 102,300
Merrill Lynch                                                      600                  32,388
Morgan Stanley                                                     600                  31,662
National City                                                    1,000                  35,013
U.S. Bancorp                                                     1,265                  34,863
Washington Mutual                                                1,500                  57,960
                                                                                      --------
                                                                                       353,420
                                                                                      --------
Building Materials  3.0%
Masco Corporation                                                2,900                  90,422
                                                                                      --------
                                                                                        90,422
                                                                                      --------
Computer/Communications Related  4.9%
Hewlett-Packard                                                  3,000                  63,300
International Rectifier                                          2,000                  82,840
                                                                                      --------
                                                                                       146,140
                                                                                      --------
Drug  3.8%
Phizer                                                           3,300                 113,124
                                                                                      --------
                                                                                       131,124
                                                                                      --------
Drug Distribution  11.9%
Amerisource Bergen                                               1,200                  71,736
CVS Corp.                                                        2,700                 113,454
Cardinal Health                                                  1,300                  91,065
Mckesson                                                         2,300                  78,959
                                                                                      --------
                                                                                       355,214
                                                                                      --------

Energy  13.1%
Anadarko Petroleum                                               1,700                  99,620
Apache                                                           2,410                 104,956
ChevronTexaco                                                    1,000                  94,110
ConocoPhillips                                                   1,200                  91,548
                                                                                      --------
                                                                                       390,234
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,500                  63,725
                                                                                      --------
                                                                                        63,725
                                                                                      --------
Food 4.5%
Dean Foods                                                       2,500                  93,275
Unilever NV ADR                                                    600                  41,106
                                                                                      --------
                                                                                       134,381
                                                                                      --------

Household Products  2.9%
Kimberly-Clark                                                   1,300                  85,644
                                                                                      --------
                                                                                        85,644
                                                                                      --------
Industrial Products  3.0%
Ingersoll-Rand                                                   1,300                  88,803
                                                                                      --------
                                                                                        88,803
                                                                                      --------
Insurance  5.5%
Hartford Financial Services Group                                  800                  54,992
MBIA, Inc.                                                         700                  39,984
Partnerre Ltd.                                                   1,200                  68,076
                                                                                      --------
                                                                                       163,052
                                                                                      --------
Medical Services / Supplies  4.9%
HCA Healthcare                                                   1,000                  41,590
Health Management Associates                                     2,700                  60,534
Triad Hospital                                                   1,200                  44,676
                                                                                      --------
                                                                                       146,800
                                                                                      --------
Metals  4.5%
ALCOA                                                            2,800                  92,484
Rio Tinto Plc ADR                                                  400                  39,220
                                                                                      --------
                                                                                       131,704
                                                                                      --------
Multi-Industry  3.9%
Honeywell                                                        1,600                  58,608
ITT Industries                                                     700                  58,100
                                                                                      --------
                                                                                       116,708
                                                                                      --------
Packaging  3.6%
Sealed Air                                                       2,000                 106,540
                                                                                      --------
                                                                                       106,540
                                                                                      --------
Retail  1.7%
BJ's Wholesale                                                   2,000                  50,000
                                                                                      --------
                                                                                        50,000
                                                                                      --------
Telecommunications  2.0%
Verizon Communications                                           1,600                  57,904
                                                                                      --------
                                                                                        57,904
                                                                                      --------
Transportation  4.1%
Canadian Pacific                                                 1,300                  32,019
Union Pacific                                                    1,500                  89,175
                                                                                      --------
                                                                                       121,194
                                                                                      --------
Utilities  6.6%
American Electric Power                                          1,600                  51,200
Dominion Resources                                               1,400                  88,312
Public Service Enterprise Group                                  1,400                  56,042
                                                                                      --------
                                                                                       195,554
                                                                                      --------

Total Common Stocks (Cost $2,400,763)                                                2,910,563

SHORT-TERM INVESTMENTS 2.0%
Federated Prime Value Obligations #853                                                  59,000
                                                                                    ----------
Total Short-Term Investments (cost: $59,000)                                            59,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  99.9% (COST $2,459,763)                      2,969,563

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.1)%                                (3,245)
                                                                                    ----------
NET ASSETS APPLICABLE TO 284,265 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,972,808
                                                                                    ==========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2004 (Unaudited)

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  92.6%
Auto Related  4.3%
Borg Warner                                                      1,000                 $43,770
Superior Industrial International                                  600                  20,070
                                                                                      --------
                                                                                        63,840
                                                                                      --------
Basic Materials  1.1%
Albany International                                               500                  16,780
                                                                                      --------
                                                                                        16,780
                                                                                      --------
Cement  2.9%
Lafarge                                                          1,000                  43,300
                                                                                      --------
                                                                                        43,300
                                                                                      --------
Chemical  4.3%
Georgia Gulf Corp.                                                 800                  28,688
RPM                                                              2,300                  34,960
                                                                                      --------
                                                                                        63,648
                                                                                      --------
Computer/Communications Related  3.1%
Actel                                                              500                   9,250
Brooks Automation                                                1,000                  20,150
International Rectifier                                            400                  16,568
                                                                                      --------
                                                                                        45,968
                                                                                      --------
Construction/Engineering  2.9%
Granite Construction                                             1,200                  21,876
Insituform Technologies                                          1,300                  21,151
                                                                                      --------
                                                                                        43,027
                                                                                      --------
Drug Distribution  0.7%
Par Pharmaceutical Companies                                       300                  10,563
                                                                                      --------
                                                                                        10,563
                                                                                      --------
Electrical Equipment  3.4%
Belden                                                           1,400                  30,002
Cable Design Tech.                                               1,900                  20,140
                                                                                      --------
                                                                                        50,142
                                                                                      --------
Electronics  3.7%
Bel Fuse Cl. B                                                     900                  37,530
Technitrol                                                         800                  17,520
                                                                                      --------
                                                                                        55,050
                                                                                      --------
Energy  11.7%
Newfield Exploration                                               800                  44,592
Piedmont Natural Gas                                               700                  29,890
Questar                                                          1,100                  42,504
Spinnaker Explorations                                             800                  31,504
XTO Energy                                                         875                  26,066
                                                                                      --------
                                                                                       174,556
                                                                                      --------
Food Wholesalers/Retailers  1.8%
SuperValu                                                          900                  27,549
                                                                                      --------
                                                                                        27,549
                                                                                      --------
Household Products  6.0%
Church & Dwight                                                  1,300                  59,514
Libbey                                                           1,100                  30,536
                                                                                      --------
                                                                                        90,050
                                                                                      --------
Industrial Products  7.0%
AO Smith                                                         1,400                  44,506
CLARCOR                                                            200                   9,160
Teleflex                                                         1,000                  50,150
                                                                                      --------
                                                                                       103,816
                                                                                      --------
Insurance  5.0%
Protective Life                                                  1,200                  46,404
Scottish RE Group Ltd                                            1,200                  27,900
                                                                                      --------
                                                                                        74,304
                                                                                      --------
Medical Services/Supplies  10.0%
Conmed                                                           1,100                  30,140
Dentsply International                                             300                  15,630
Mentor                                                             800                  27,432
MIM Corp.                                                        1,100                   9,570
Owens & Minor                                                      600                  15,540
Polymedica                                                       1,100                  34,144
West Pharm. Services                                               400                  16,920
                                                                                      --------
                                                                                       149,376
                                                                                      --------
Packaging  2.9%
Aptar Group                                                      1,000                  43,690
                                                                                      --------
                                                                                        43,690
                                                                                      --------

Real Estate Investment Trusts 0.8%
Mack-Cali Realty                                                   300                  12,414
                                                                                      --------
                                                                                        12,414
                                                                                      --------
Restaurant  4.5%
Applebee's International                                           750                  17,265
CBRL Group                                                       1,100                  33,935
Outback Steakhouse                                                 400                  16,544
                                                                                      --------
                                                                                        67,744
                                                                                      --------
Retail  5.0%
BJ's Wholesale                                                   1,200                  30,000
Claire's Stores                                                  1,400                  30,380
ShopKo Stores                                                    1,000                  14,140
                                                                                      --------
                                                                                        74,520
                                                                                      --------
Toy  5.2%
Jakks Pacific                                                    2,000                  41,580
RC2 Corp.                                                        1,000                  35,500
                                                                                      --------
                                                                                        77,080
                                                                                      --------
Transportation  6.3%
Arkansas Best                                                    1,900                  62,548
Yellow Roadway                                                     798                  31,809
                                                                                      --------
                                                                                        94,357
                                                                                      --------

Total Common Stocks (Cost $1,060,126)                                                1,381,774

SHORT-TERM INVESTMENTS  7.3%
Federated Prime Value Obligations Fund #853                                             65,000
Federated Treasury Cash Reserves #125                                                   43,100
                                                                                    ----------
Total Short-Term Investments (Cost $108,100)                                           108,100

TOTAL MARKET VALUE OF SECURITIES OWNED  99.9% COST ($1,168,226)                      1,489,874

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.1%                                    1,740
                                                                                    ----------

NET ASSETS APPLICABLE TO 111,813 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $1,491,614
                                                                                    ==========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
June 30, 2004  (Unaudited)

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $11,387,615                  $5,485,894             $2,459,763            $1,168,226
                                ------------------------------------------------------------------------------------
Value                            11,365,800                   5,430,092              2,969,563             1,489,874
Cash                                  9,773                      65,393                 15,715                 4,172
Receivable for fund shares sold         198                      15,138                      -                     -
Prepaid assets                          678                         271                    271                   168
Security sales receivable           717,705                      30,000                      -                     -
Interest & dividends receivable     136,026                      59,538                  3,889                   926
                                ------------------------------------------------------------------------------------
Total assets                     12,230,180                   5,600,432              2,989,438             1,495,140
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable          400,000                     150,265                 12,120                     -
Distributions payable                40,174                      17,478                      -                     -
Other accounts payable and
   accrued expenses                   4,886                       7,761                  4,510                 3,525
                                ------------------------------------------------------------------------------------
Total liabilities                   445,060                     175,504                 16,630                 3,525
                                ------------------------------------------------------------------------------------
NET ASSETS                       11,785,120                   5,424,928              2,972,808             1,491,615
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT JUNE 30, 2004
Capital shares, $0.001 par value,
  unlimited shares authorized    11,859,034                   5,509,123              2,797,292             1,174,526
Net unrealized appreciation
 (depreciation)                     (21,815)                    (55,802)               509,800               321,648
Accumulated net realized gain
  (loss) on investments             (52,099)                    (28,393)              (340,353)               (1,505)
Undistributed net investment
  income (loss)                           -                           -                  6,069                (3,054)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $11,785,120                  $5,424,928             $2,972,808            $1,491,615
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $11,785,120                  $5,424,928             $2,972,808            $1,491,615
Shares outstanding                1,183,709                     542,221                284,265               111,813
Net asset value per share             $9.96                      $10.01                 $10.46                $13.34
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)              $10.43                      $10.48                 $11.04                $14.08
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the six months ended June 30, 2004 (Unaudited)

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $259,457                   $104,193                  $     -              $     -
Dividends                           3,623                      2,362                   25,058                8,021
                               -------------------------------------------------------------------------------------
Total investment income           263,080                    106,555                   25,058                8,201
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           31,292                     12,928                    9,846                6,712
Administrative fees                 6,258                      2,586                    1,407                  671
Distribution fees                  15,646                      6,464                    5,626                2,685
Transfer agent fees                 1,545                        831                    1,679                1,219
Accounting fees                     3,129                      1,293                      703                  336
Professional fees                   2,891                      2,921                    2,914                2,921
Insurance                           1,810                        592                      380                  145
Trustee fees                          776                        782                      784                  782
Registration fees                     498                         62                      317                  338
Custodian fees                      1,707                      1,706                    1,746                1,675
Other                                  92                         45                      173                   92
                               -------------------------------------------------------------------------------------
 Total expenses                    65,644                     30,210                   25,575               17,576
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (42,624)                   (19,541)                  (6,586)              (6,501)
                               ------------------------------------------------------------------------------------
Net expenses                       23,020                     10,669                   18,989               11,075
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      240,060                     95,886                    6,069               (3,054)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                   (8,564)                    (11,070)                      366                6,536
Net change in unrealized
  appreciation (depreciation)
  of investments                 (296,971)                   (148,391)                  106,795               96,323
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (305,535)                   (159,461)                  107,161              102.859
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS              $(65,475)                 $(63,575)                  $113,230               $99,805
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the six months ended June 30, 2004 (Unaudited)

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $240,060                   $95,886                  $6,069               $(3,054)
Net realized gain (loss)
   on investments                   (8,564)                  (11,070)                    366                 6,536
Net change in unrealized
   appreciation (depreciation)
   of investments                 (296,971)                 (148,391)                106,795                96,323
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  (65,475)                   (63,575)                 113,230                99,805
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (240,060)                   (95,886)                     -                     -
Net realized gains                       -                         -                       -                     -
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (240,060)                  (95,886)                     -                     -
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold          725,323                 1,000,667                 182,820               153,182
Proceeds from reinvestment
  of distributions                 180,350                    66,051                  16,486                     -
Cost of shares repurchased      (1,449,268)                 (263,757)                (84,347)              (11,008)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                    (543,595)                   802,961                 114,959               142,174
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS               $(849,130)                  $643,500                $228,189              $241,979
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,634,250                 $4,781,428              $2,744,619             $1,249,636
                               -------------------------------------------------------------------------------------
End of period                  $11,785,120                 $5,424,928              $2,972,808             $1,491,615
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2003

                               Tax-Free Fund         Tax-Free Fund         Large-Cap          Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $271,365               $87,297            $14,718            $(1,989)
Net realized gain (loss)
  on investments                    35,731                 1,108              2,514             (2,977)
Net change in unrealized
  appreciation (depreciation)
  of investments                   258,153                90,134           (540,267)           (60,744)
                                -------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       565,249               178,539           (523,035)           (65,710)
                                -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (271,365)              (87,297)            (14,718)               -
Net realized gains                 (34,626)                    -                   -                -
                                -------------------------------------------------------------------------

Total distributions to
  shareholders                    (305,991)              (87,297)            (14,718)               -
                                 -------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        4,937,815               447,893             428,130          380,932
Proceeds from reinvestment
  of distributions                 170,963                45,423               7,377                -
Cost of shares repurchased        (404,531)             (140.136)            (79,164)         (32,411)
                                 -------------------------------------------------------------------------
Increase in net assets derived
  from capital share
  transactions                   4,704,247               353,180             356,343          348,521
                                 -------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $4,963,505              $444,422           $(181,410)        $282,811
                                 -------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $3,549,291            $1,614,427           $2,143,441        $321,002
End of period                   $8,512,796            $2,058,849           $1,962,031        $603,813

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                            01/01/04-     01/01/03-    01/01/02-   01/01/01-   01/01/00-   08/03/991-
                                            06/30/04      12/31/03     12/31/02    12/31/01    12/31/00    12/31/99
                                            ---------------------------------------------------------------------------
Net asset value, beginning of period         $10.20        $10.18        $9.74        $9.82        $9.41      $10.00
                                            ---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.19          0.42         0.46         0.51         0.52         0.15
Net realized and unrealized gain
   (loss) on investments                      (0.24)         0.02         0.48        (0.08)        0.41        (0.59)
                                            ---------------------------------------------------------------------------
Total from investment operations              (0.05)         0.44         0.94         0.43         0.93        (0.44)
                                            ---------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.15)        (0.42)       (0.46)       (0.51)       (0.52)       (0.15)
Net realized gains                                -             -        (0.04)           -            -            -
                                            ---------------------------------------------------------------------------
Total distributions                           (0.19)         (0.42)       (0.50)       (0.51)       (0.52)       (0.15)
                                            ---------------------------------------------------------------------------
Net asset value, end of period                $9.96         $10.20       $10.18        $9.74        $9.82        $9.41
                                            ---------------------------------------------------------------------------
Total return2                                 (0.47)%         4.45%        9.90%        4.48%       10.23%      (4.47)%
                                            ---------------------------------------------------------------------------

Ratios/supplemental data:
Net assets, end of period (000's)           $11,785        $12,634       $8,513       $3,549       $1,131         $145
Ratio of net expenses to average net assets  0.37%3,4       0.31%3       0.15%3       0.06%3       0.01%3     0.00%3,4
Ratio of net investment income to
   average net assets                        3.83%4         4.13%        4.58%        5.06%         5.13%        4.15%4
Portfolio turnover rate                     17.72%         24.72%       40.09%       6.14%        21.12%        4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $42,624 $114,564, $67,712, $30,300, $17,505 and
$9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.05%, 1.09%, 1.30%, 1.60%, 4.79% and 24.90% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                              01/01/04-   01/01/03-    01/01/02-    01/01/01-    01/01/00-   08/03/991-
                                              06/30/04    12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
                                             --------------------------------------------------------------------------
Net asset value, beginning of period           $10.29      $10.25        $9.76        $9.95        $9.47       $10.00
                                             --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            0.19        0.42         0.47         0.51         0.55         0.18
Net realized and unrealized gain
   (loss) on investments                        (0.18)       0.04         0.49        (0.19)        0.48        (0.53)
                                             --------------------------------------------------------------------------
Total from investment operations                 0.01        0.46         0.96        (0.32)        1.03        (0.35)
                                             --------------------------------------------------------------------------
Less distributions from:
Net investment income                           (0.19)      (0.42)       (0.47)       (0.51)       (0.55)       (0.18)
Net realized gains                                  -           -            -            -            -            -
                                             --------------------------------------------------------------------------
Total distributions                             (0.19)      (0.42)       (0.47)       (0.51)       (0.55)       (0.18)
                                             --------------------------------------------------------------------------
Net asset value, end of period                 $10.01      $10.29       $10.25        $9.76        $9.95        $9.47
                                             ---------------------------------------------------------------------------
Total return2                                   (0.91)%      4.60%       10.07%        3.26%       11.30%       (3.56)%

Ratios/supplemental data:
Net assets, end of period (000's)               $5,425      $4,781       $2,059       $1,614         $327         $128
Ratio of net expenses to average net assets      0.41%3,4    0.36%3       0.22%3       0.11%3       0.05%3     0.00%3,4
Ratio of net investment income to
   average net assets                            3.70%4      4.06%        4.73%        4.85%        5.73%        4.28%4
Portfolio turnover rate                         15.92%       7.49%       27.95%        3.83%       16.16%        0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for its
expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $19,541, $45,235, $30,993, $16,352, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.16%, 1.32%, 1.90%, 2.57%, 7.10% and 29.72% respectively.
4Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                               01/01/04-   01/01/03-   01/01/02-   01/01/01-    01/01/00-    08/03/991-
                                               06/30/04     12/31/03    12/31/02    12/31/01     12/31/00     12/31/99
                                              -------------------------------------------------------------------------
Net asset value, beginning of period             $10.06       $8.20      $10.74      $11.08        $9.90       $10.00
                                              -------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              0.02        0.06        0.06        0.04         0.07         0.02
Net realized and unrealized gain
   (loss) on investments                           0.38        1.86       (2.60)      (0.34)        1.18        (0.10)
                                              -------------------------------------------------------------------------
Total from investment operations                   0.40        1.92       (2.54)      (0.30)        1.25        (0.08)
                                              -------------------------------------------------------------------------
Less distributions from:
Net investment income                                 -       (0.06)      (0.06)      (0.04)       (0.07)       (0.02)
Net realized gains                                    -           -           -            -            -            -
                                              -------------------------------------------------------------------------
Total distributions                                   -       (0.06)      (0.06)       (0.04)       (0.07)       (0.02)
                                              -------------------------------------------------------------------------

Net asset value, end of period                   $10.46  $10.06       $8.20      $10.74       $11.08        $9.90
                                              -------------------------------------------------------------------------
Total return2                                      3.98%      23.42%     (23.08)%     (2.73)%      12.67%       (0.77)%

Ratios/supplemental data:
Net assets, end of period (000's)                  $2,973     $2,745      $1,962      $2,143       $1,367         $591
Ratio of net expenses to average net assets         1.33%3,4   1.35%3      1.35%3      1.35%3       1.35%3     1.35%3,4
Ratio of net investment income to
   average net assets                               0.21%      0.73%       0.71%       0.37%       0.90%         0.83%4
Portfolio turnover rate                            18.90%     26.75%      36.52%      27.59%      48.97%         6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,586, $15,021, $20,422, $15,184, $17,512 and
$11,025.If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.80%, 2.02%, 2.34%, 2.10%, 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                           For the Period
                                             01/01/04-    01/01/03-    01/01/02-    05/03/011-
                                             06/30/04    12/31/03     12/31/02     12/31/01
                                             --------------------------------------------------
Net asset value, beginning of period           $12.43        $9.35        $10.26       $10.00
                                             --------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    (0.03)       (0.03)        (0.03)           -
Net realized and unrealized gain
 (loss) on investments                           0.94         3.11         (0.88)        0.26
                                             --------------------------------------------------
Total from investment operations                 0.91         3.08         (0.91)        0.26
                                             --------------------------------------------------
Less distributions from:
Net investment income                              -             -             -            -
Net realized gains                                 -             -             -            -
                                             --------------------------------------------------
Total distributions                                -             -             -            -
                                             --------------------------------------------------
Net asset value, end of period                $13.34        $12.43         $9.35       $10.26
                                             --------------------------------------------------

Total return2                                   7.32%        32.94%        (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)              $1,492        $1,250          $604         $321
Ratio of net expenses to average net assets     1.63%3,4      1.65%3        1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                    (0.23)%       (0.37)%4       (0.41)%       (0.28)%4
Portfolio turnover rate                         3.19%        14.77%         16.24%         1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,501, $12,883, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.59%, 3.16%, 5.24% and 5.67% respectively.
4Annualized.



The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
June 30, 2004 (Unaudited)


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts  On January 1, 2001, the Tax-Free
Funds adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free Funds recognized market discount at time of disposition as gain or loss. Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2004 and the year endedDecember 31, 2003 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap        Small-Cap
                                 Montana              North Dakota          Value Fund       Value Fund
                            ------------------------------------------------------------------------------
                            2004        2003        2004        2003      2004       2003   2004     2003
                            ------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income      $240,060     $433,864    $95,886    $139,584       $0     $16,486    $0       $0
    Long-term capital gain     $0           $0         $0          $0       $0          $0    $0       $0

All the ordinary income distributions described above were exempt from federal income taxes.

4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap        Small-Cap
                                        for Montana       for North Dakota      Value Fund       Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period   For the Period
                                       from 01/01/04        from 01/01/04       from 01/01/04    from 01/01/04
                                     through 06/30/04     through 06/30/04    through 06/30/04 through 06/30/04
                                     --------------------------------------------------------------------------
Shares sold                                107,314             112,895           21,223             14,890
Shares issued in reinvestment
 of distributions                           17,719               6,442            1,605                  0
Shares redeemed                           (180,129)            (41,639)         (11,507)            (3,635)
                                     --------------------------------------------------------------------------
Net Increase                               402,594              77,698           11,321             11,255
                                     --------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Tax-Free Fund for Montana recognized $15,247 of investment advisory fees after a partial waiver for the six months ended June 30, 2004. On June 30, 2004, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $2,319. The Tax-Free Fund for North Dakota recognized $4,560 of investment advisory fees after a partial waiver for the six months ended
June 30, 2004. On June 30, 2004, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $593. The Large-Cap Fund recognized $9,846 of investment advisory fees after a partial waiver for the six months ended June 30, 2004. On June 30, 2004, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $1,832. The Small-Cap Fund recognized $5,095 of investment advisory fees after a partial waiver for the six months ended June 30, 2004. On June 30, 2004
, the Small-Cap Fund had a payable to VFM for investment advisory fees of $730. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On June 30, 2004, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $18, $14, $30 and $30, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.
For the six months ended June 30, 2004, Large-Cap Value Fund recognized $2,819 and Small-Cap Value Fund recognized $24 of 12b-1 fees after a partial waiver. On June 30, 2004, the Large-Cap Fund had a payable to VFD for 12b-1 fees of $254.Tax-Free Fund for Montana and Tax-Free Fund for North Dakota recognized no 12b-1 fees after the fee waiver.

For the six months ending June 30, 2004, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $2,583, $3,292, $515 and $821 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2004 the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $5, $229, $29 and $38, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On June 30, 2003, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had receivables from VFM for reimbursement of certain expenses of $3,600, $8,932, $2,977 and $5,484, respectively. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 31, 2003, the Funds' most recently completed year end, Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Value Fund and Small-Cap fund had capital losses of $43,535, $17,322, $340,719 and $8,041 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At June 30, 2004, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $11,387,615               $5,485,894               $2,459,763            $1,168,226
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                119,160                   50,264                  515,785               334,939
Unrealized depreciation               (140,975)                (106,066)                  (5,985)              (13,291)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $(21,815)                $(55,802)                $509,800              $321,648
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2004 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 -----------------------------------------------------------------------------------
Purchases                         $2,222,816                  $1,717,406              $610,625             $160,934
Sales                             $2,637,545                    $825,953              $537,742              $43,346

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.



VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2004

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz                78             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
1400 14th Ave. SW                                                             Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Douglas P. Miller               30             Trustee                        Secretary and Treasurer, Viking Fund
1400 14th Ave. SW                              Vice-President                 Management, LLC (1998-pres.); Secretary
Minot, ND 58701                                Secretary                      and Treasurer, Viking Fund Distributors,
                                                                              LLC (1999-pres.); Trustee, Vice-President
                                                                              and Secretary, Viking Mutual Funds (1999
                                                                              -pres.

Shannon D. Radke                37             Trustee                        President, Viking Fund Management, LLC
1400 14th Ave. SW                              President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       67             Trustee                        Retired; Trustee, Viking Mutual Funds
1400 14th Ave. SW                                                             (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              38             Trustee                        General Manager, Holiday Inn Riverside
1400 14th Ave. SW                                                             (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Viking Mutual Fund's board of trustees has determined that there is one audit committee financial expert serving on its audit committee. Shirley Martz is the audit committee financial expert and is considered "independent." In order to be considered "independent", a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an "interested person" of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.
                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer

Date:  August 30, 2004

By:   /s/ DOUGLAS P. MILLER
   ------------------------------
      Douglas P. Miller
      Principal Financial Officer

Date:  August 30, 2004


                         EXHIBIT INDEX
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.